Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,565,000.00
Total Fee Amount	10,297.43
Total Offset Amount	0.00
Net Fee	$ 10,297.43
Offering Table N/A
Offset Table N/A	N/A